Non-financial assets and liabilities - Schedule of Movements Related to Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	$ 0	$ 0
Charged/(credited) to:
- profit or loss	(102)	(212)
- directly to equity	102	212
Ending balance	0	0
Tax losses (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	(76,020)	(80,411)
Charged/(credited) to:
- profit or loss	1,234	4,179
- directly to equity	102	212
Ending balance	(74,684)	(76,020)
Other Temporary Differences (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	(11,972)	(7,831)
Charged/(credited) to:
- profit or loss	(1,213)	(4,141)
- directly to equity	0	0
Ending balance	(13,185)	(11,972)
Intangible assets (DTL)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	87,992	88,242
Charged/(credited) to:
- profit or loss	(123)	(250)
- directly to equity	0	0
Ending balance	$ 87,869	$ 87,992